ACQUISITION OF CERTAIN ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarize the allocation of fair value of assets acquired.

As of
December 31, 2023
Customers relationship(1)	$2,600
Trademarks(2)	510
Total identifiable net assets	3,110

Goodwill	7,879
$10,989

(1) Customer relationships represents the fair value of customer loyalty determined based on existing relationships using the income approach, specifically the multi-period excess earnings method.
(2)Trademarks represents the fair value of benefits associated with the brand and is determined based on the income approach using relief from royalty method.